Accumulated Other Comprehensive Income (Loss) (Reclassifications out of AOCI) (Details 3) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Other (expense) income, net		$ 2,640	$ (1,963)	$ (4,069)	$ (849)	$ 28,513	$ 18,225	$ (19,000)	$ (15,096)	$ (4,241)	$ 12,642	$ 8,623
Interest expense		8,103	8,619	9,035	8,129	10,857	8,614	7,971	7,948	33,886	35,390	32,654
(Benefit from) Provision for Income Taxes		(159,700)	13,400	23,900	2,700	27,200	7,800	23,800	22,400	(119,700)	81,200	20,500
Income from continuing operations before income taxes		$ (54,860)	$ (38,244)	$ (65,899)	$ (23,786)	$ (64,118)	$ (40,926)	$ (84,999)	$ (60,615)	(182,789)	(250,658)	120,890
Income Net of Tax										(302,489)	(169,458)	141,390
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income Net of Tax										(3,370)	(8,710)	(171)
Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, before tax										137		5,501
Provision for income taxes										0		0
Reclassifications, net of tax										137	0	5,501
Foreign Currency Translation Adjustments [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Other (expense) income, net										137	0	5,501
Unrealized Gains (Losses) on Available- for- Sale Securities [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, before tax											1,879	(4)
Provision for income taxes											(752)	2
Reclassifications, net of tax										0	1,127	(2)
Unrealized Gains (Losses) on Available- for- Sale Securities [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Other (expense) income, net										0	1,879	(4)
(Benefit from) Provision for Income Taxes										0	(752)	2
Income Net of Tax										0	1,127	(2)
Pension and Other Postretirement Plans [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, before tax										(6,050)	(16,417)	(9,580)
Provision for income taxes										2,421	6,567	3,831
Reclassifications, net of tax										(3,629)	(9,850)	(5,749)
Net Actuarial Loss [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, before tax	[1]									(6,527)	1,157	(9,906)
Provision for income taxes										2,612	(463)	3,962
Reclassifications, net of tax										(3,915)	694	(5,944)
Net Prior Service Cost [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, before tax	[1]									477	419	275
Provision for income taxes										(191)	(167)	(110)
Reclassifications, net of tax										286	252	165
Curtailment (Gains) Losses Included in Net Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, before tax	[1]									0	(17,993)	51
Provision for income taxes											7,197	(21)
Reclassifications, net of tax											(10,796)	30
Cash Flow Hedge [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, net of tax										122	13
Cash Flow Hedge [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense										152	16	132
(Benefit from) Provision for Income Taxes										(30)	(3)	(53)
Income Net of Tax										$ 122	$ 13	$ 79

[1]	These accumulated other comprehensive income components are included in the computation of net periodic pension and postretirement plan cost (see Note 15) and are included in non-operating pension and postretirement benefit income in the Company's Consolidated Statements of Operations.